                        Investing
   [LOGO OF EATON       for the                        [PICTURE OF EDUCATIONAL
 VANCE APPEARS HERE]    21st                           INSTITUTION APPEARS HERE]
                        Century






        Semiannual Report March 31, 1998






[PICTURE OF HIGHWAY               EATON VANCE
  APPEARS HERE]                    NATIONAL
                                  MUNICIPALS
                                     FUND




                     Global Management-Global Distribution





[PICTURE OF THE BROOKLYN
  BRIDGE APPEARS HERE]

Eaton Vance National Municipals Fund as of March 31, 1998

INVESTMENT UPDATE


[PHOTO OF
THOMAS M. METZOLD,
     APPEARS HERE]



Thomas M. Metzold,
Portfolio Manager


Investment Environment
--------------------------------------------------------------------------------

  The Economy

 . In the latter half of 1997 and into 1998, the economic climate in the U.S.
  continued to be favorable for fixed-income investors. Moderate growth, very low inflation, and a federal budget surplus were among the factors that contributed to a general decline in interest rates during the period.

 . Gross Domestic Product - the primary indicator of overall U.S. economic growth - grew at real annual rates of 3.1% and 3.9% in the third and fourth quarters of 1997, respectively. The U.S. civilian unemployment rate reached a 24-year low of 4.6% in February. Meanwhile, inflation, as measured by the Consumer Price Index, increased 1.7% in 1997 and only 0.2% (annualized) in the first quarter of 1998.

 . The consensus among leading economists is that inflation has remained low due to the effects of global competition, a strong dollar - made even stronger by the Asian currency crisis - and higher productivity brought on by advances in technology.

  The Bond Market

 . The municipal market turned in a solid performance during the period. The
  Lehman Brothers Municipal Bond Index rose 3.9% in the six months ended March 31, 1998, while the overall bond market was helped by reports of continued low inflation.+

 . The municipal market slightly underperformed the Treasury market last year due to a rise in municipal supply. According to the Bond Market Association, long-term municipal issuance rose to more than $220 billion in 1997, up from around $190 billion the previous year. Nevertheless, 1997 was still a good year for municipal bonds.

  Management Discussion

 . The Fund maintained a slightly longer-than-average duration than our peer group. As the market rallied during the period, our longer average maturity helped boost the Fund's performance.

 . The Fund benefited from a number of prerefundings, as higher-coupon bonds were advance-refunded by their issuers. Because these escrowed bonds are backed by Treasuries, their market value increases to reflect the fact they no longer have any credit risk.

 . The Fund remained well diversified. Among our largest sector weightings were industrial development holdings, whose underlying projects benefited from the strong economy. The Portfolio also had a large exposure to zero coupon bonds, which performed extremely well in a falling rate environment.

Fund Performance
--------------------------------------------------------------------------------
  The Past Six Months

 . During the six months ended March 31, 1998, the Fund's Class A shares had a total return of 5.6%. This return resulted from an increase in net asset value
  (NAV) per share to $11.56 on March 31, 1998 from $11.26 on September 30, 1997 and the reinvestment of $0.324 per share in tax-free dividend income./1/

 . The Fund's Class B shares had a total return of 5.1% during the period, the result of an increase in NAV to $10.79 from $10.53 and the reinvestment of $0.274 per share in tax-free dividend income./1/

 . The Fund's Class C shares had a total return of 5.1% during the period, the result of an increase in NAV to $10.27 from $10.01 and the reinvestment of $0.250 per share in tax-free dividend income./1/

 . Based on the Fund's most recent dividends and NAVs per share of $11.56 for Class A, $10.79 for Class B, and $10.27 for Class C, the distribution rates were 5.67%, 5.00%, and 4.89%, respectively./2/ The SEC 30-day yields at March 31 were 4.80%, 4.23%, and 4.22%, respectively./3/

--------------------------------------------------------------------------------
    /1/These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge
    (CDSC) for the Fund's Class B and Class C shares; a portion of the Fund's income may be subject to federal alternative minimum tax and/or federal and state income tax. /2/The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /3/The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /4/Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class A reflect maximum sales charge as noted. For Class B, returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For Class C, one year return reflects 1% CDSC. /5/Subject to change due to active management. /+/It is not possible to invest directly in an index.
    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998


Performance/4/              Class A  Class B  Class C
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                       16.4%   15.6%   15.5%
Five Years                      N.A.    7.6     N.A.
Ten Years                       N.A.    8.2     N.A.
Life of Fund*                  10.4     7.8     6.4

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                       10.9%   10.6%   14.5%
Five Years                      N.A.    7.3     N.A.
Ten Years                       N.A.    8.2     N.A.
Life of Fund*                   9.1     7.8     6.4


5 Largest Sectors/5/
--------------------------------------------------------------------------------
By total investments

Escrowed                       19.7%
Industrial Development/
Pollution Control              13.1%
Hospitals                       8.3%
Nursing Homes                   7.0%
Transportation                  6.5%


Portfolio Overview/5/
--------------------------------------------------------------------------------
Number of Issues                    223
Average Maturity              23.5 yrs.
Effective Maturity            10.3 yrs.
Average Rating                        A
Average Call                   8.3 yrs.
Average Dollar Price             $99.08

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
*Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93

Eaton Vance National Municipals Fund as of March 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 1998

Assets
--------------------------------------------------------------------------------
Investment in National Municipals Portfolio, at value
    (Note 1A) (identified cost, $1,955,188,395)                  $2,250,501,764
Receivable for Fund shares sold                                       6,741,920
Deferred organization expenses (Note 1D)                                  9,804
--------------------------------------------------------------------------------
Total assets                                                     $2,257,253,488
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                $    4,570,166
Payable for Fund shares redeemed                                      3,280,879
Payable to affiliate for Trustees' fees (Note 4)                            946
Accrued expenses                                                      1,518,422
--------------------------------------------------------------------------------
Total liabilities                                                $    9,370,413
--------------------------------------------------------------------------------
Net Assets                                                       $2,247,883,075
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                  $1,997,258,310
Accumulated net realized loss on investments from
    Portfolio (computed on the basis of identified cost)            (44,652,516)
Accumulated distributions in excess of net investment income            (36,088)
Net unrealized appreciation of investments from
    Portfolio (computed on the basis of identified cost)            295,313,369
--------------------------------------------------------------------------------
Total                                                            $2,247,883,075
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                       $   85,116,839
Shares Outstanding                                                    7,365,312
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial
    interest outstanding)                                        $        11.56
Offering Price Per Share
    (100 / 95.25 of net assets value per share)                  $        12.14
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                       $2,073,746,602
Shares Outstanding                                                  192,211,584
Net Asset Value, Offering Price and Redemption Price Per
    Share (Note 6)
    (net assets / shares of beneficial interest                  $        10.79
    outstanding)
--------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                       $   89,019,634
Shares Outstanding                                                    8,668,047
Net Asset Value, Offering Price and Redemption Price Per
    Share (Note 6)
    (net assets / shares of beneficial interest                  $        10.27
    outstanding)
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
March 31, 1998

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                         $   71,477,884
Expenses allocated from Portfolio                                    (4,877,745)
--------------------------------------------------------------------------------
Net investment income from Portfolio                             $   66,600,139
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                        $        1,323
Distribution and service fees (Note 5)
    Class A                                                              59,954
    Class B                                                          10,189,286
    Class C                                                             421,012
Transfer and dividend disbursing agent fees                             772,129
Printing and postage                                                     56,927
Registration fees                                                        36,066
Amortization of organization expenses (Note 1D)                          10,731
Miscellaneous                                                            74,750
--------------------------------------------------------------------------------
Total expenses                                                   $   11,622,178
--------------------------------------------------------------------------------


Net investment income                                            $   54,977,961
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)              $   62,869,299
    Financial futures contracts                                     (12,173,968)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                     $   50,695,331
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                  $   (2,970,250)
    Financial futures contracts                                       8,081,000
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                               $    5,110,750
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments                  $   55,806,081
--------------------------------------------------------------------------------


Net increase in net assets from operations                       $  110,784,042
--------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.


                       See notes to financial statements

Eaton Vance National Municipals Fund as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                             Six Months Ended
Increase (Decrease)                          March 31, 1998      Year Ended
in Net Assets                                (Unaudited)         September 30, 1997
-------------------------------------------------------------------------------------
From operations --
     Net investment income                    $   54,977,961        $  111,643,873
     Net realized gain on
         investment transactions                  50,695,331             1,306,387
     Net change in unrealized
         appreciation (depreciation)
         of investments                            5,110,750           125,499,848
-------------------------------------------------------------------------------------
Net increase in net assets
     from operations                          $  110,784,042        $  238,450,108
-------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     From net investment income
        Class A                               $   (1,875,748)       $           --
        Class B                                  (52,641,511)         (112,620,886)
        Class C                                   (2,074,380)                   --
     In excess of net
        investment income
        Class B                                     (207,846)                   --
-------------------------------------------------------------------------------------
Total distributions to shareholders           $  (56,799,485)       $ (112,620,886)
-------------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest (Note 3) --
     Proceeds from sale of shares
        Class A                               $   37,540,110        $           --
        Class B                                  125,450,817           228,261,692
        Class C                                   16,147,198                    --
     Net asset value of shares issued
        to shareholders in payment
        of distributions declared
        Class A                                      894,834                    --
        Class B                                   20,466,777            42,171,754
        Class C                                    1,277,520                    --
     Cost of shares redeemed
        Class A                                   (4,373,801)                   --
        Class B                                 (163,092,909)         (457,268,290)
        Class C                                  (13,250,955)                   --
-------------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from Fund
     share transactions                       $   21,059,591        $ (186,834,844)
-------------------------------------------------------------------------------------
Contribution from EV Traditional
     and Classic National
     Municipals Funds                         $  132,212,939        $           --
-------------------------------------------------------------------------------------

Net increase (decrease) in
    net assets                                $  207,257,087        $  (61,005,622)
-------------------------------------------------------------------------------------
                                             Six Months Ended
                                             March 31, 1998      Year Ended
                                             (Unaudited)         September 30, 1997
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of period                        $  2,040,625,988      $2,101,631,610
-------------------------------------------------------------------------------------
At end of period                              $  2,247,883,075      $2,040,625,988
-------------------------------------------------------------------------------------

Accumulated
undistributed
(distribution in excess of)
net investment income
included in net assets
-------------------------------------------------------------------------------------
At end of period                              $        (36,088)     $    1,646,304
-------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance National Municipals Fund as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                              Six Months Ended                            Year Ended September 30,
                                               March 31, 1998            -----------------------------------------------------------
                                                 (Unaudited)                1997        1996        1995        1994        1993
                                     -----------------------------------------------------------------------------------------------
                                       Class A     Class B     Class C     Class B     Class B     Class B     Class B     Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period               $   11.260  $   10.530  $   10.010  $    9.900  $    9.800  $    9.410  $   10.570  $    9.820
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                $    0.324  $    0.264  $    0.250  $    0.550  $    0.557  $    0.570  $    0.556  $    0.553

Net realized and unrealized
   gain (loss) on investments             0.300       0.270       0.260       0.634       0.096       0.395      (1.043)      0.856
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
   operations                        $    0.624  $    0.534  $    0.510  $    1.184  $    0.653  $    0.965  $   (0.487) $    1.409
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income           $   (0.324) $   (0.273) $   (0.250) $   (0.554) $   (0.553) $   (0.570) $   (0.556) $   (0.553)

In excess of net investment
   income                                    --      (0.001)         --          --          --      (0.005)     (0.077)     (0.106)

In excess of net realized
   gain on investments                       --          --          --          --          --          --      (0.040)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                  $   (0.324) $   (0.274) $   (0.250) $   (0.554) $   (0.553) $   (0.575) $   (0.673) $   (0.659)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period     $   11.560  $   10.790  $   10.270  $   10.530  $    9.900  $    9.800  $    9.410  $   10.570
------------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                         5.60%       5.12%       5.14%      12.33%       6.84%       10.60%     (4.82)%     14.90%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $   85,117  $2,073,747  $   89,020  $2,040,626  $2,101,632  $ 2,191,240 $2,171,901  $2,090,482

Ratio of expenses to average
   daily net assets /(2)(3)/               0.72%+      1.54%+      1.55%+      1.60%       1.55%        1.53%      1.51%       1.67%

Ratio of expenses to average
   daily net assets after
   custodian fee reduction /(2)/           0.70%+      1.52%+      1.53%+      1.60%       1.54%        1.52%        --          --

Ratio of net investment
   income to average daily
   net assets                              5.70%+      4.95%+      4.94%+      5.45%       5.62%        6.00%      5.54%       5.43%

Portfolio Turnover /(4)/                     --          --          --          --          --           --         --          10%
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period the fund was investing in the Portfolio.
/(3)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.




                       See notes to financial statements

Eaton Vance National Municipals Fund as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1   Significant Accounting Policies
    --------------------------------------
    Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at March 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1997, the Fund, for federal income tax purposes had a capital loss carryover of $103,026,858 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2002 ($599,716), September 30, 2003 ($8,244,733),
    September 30, 2004 ($86,936,357) and September 30, 2005 ($7,246,052).
    Additionally, net capital losses of $525,811 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's current taxable year. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

    D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    F Other -- Investment transactions are accounted for on a trade-date basis.

Eaton Vance National Municipals Fund as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

    H Interim Financial Information -- The interim financial statements relating to March 31, 1998 and the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


  2 Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


  3 Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            March 31, 1998
Class A                                                     (Unaudited)
------------------------------------------------------------------------------------
Sales                                                               3,280,180

Issued to shareholders electing to
   receive payment of distribution in Fundshares                       77,853

Redemptions                                                          (382,145)

Issued to EV Traditional National Municipals
   Fund Shareholders                                                4,389,424
------------------------------------------------------------------------------------
Net increase                                                        7,365,312
------------------------------------------------------------------------------------

                                   Six Months Ended
                                   March 31, 1998            Year Ended
Class B                            (Unaudited)              September 30, 1997
------------------------------------------------------------------------------------
Sales                                    11,729,641                22,677,891

Issued to shareholders
   electing to receive
   payment of distribution
   in Fund shares                         1,911,067                 4,179,698

Redemptions                             (15,264,339)              (45,329,984)
------------------------------------------------------------------------------------
Net decrease                             (1,623,631)              (18,472,395)
------------------------------------------------------------------------------------

                                                            Six Months Ended
                                                            March 31, 1998
Class C                                                     (Unaudited)
------------------------------------------------------------------------------------
Sales                                                               1,585,141

Issued to shareholders electing to receive
   payment of distribution in Fund shares                             125,374

Redemptions                                                        (1,310,531)

Issued to EV Classic National Municipals
   Fund Shareholders                                                8,268,063
------------------------------------------------------------------------------------
Net increase                                                        8,668,047
------------------------------------------------------------------------------------

4   Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation.

Eaton Vance National Municipals Fund as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

    The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's of BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $22,865 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 1998.

    Certain officers and Trustees of the Fund and of the Portfolio are officers and/or directors/trustees of the above organizations.


5   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted distribution plans (Class B Plan and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $7,719,156 and $315,759 for Class B, and Class C shares, respectively, to or payable to EVD for the six months ended March 31, 1998, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At March 31, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $18,911,000 and $8,210,000 for Class B and Class C shares, respectively.

    In addition, the Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A, Class B and Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 1998 amounted to $59,954, $2,470,130, and $105,253 for Class A, Class B, and Class C shares, respectively.


6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $1,484,000 and $5,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended March 31, 1998.


7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $179,709,899 and $233,229,737, respectively, for the six months ended March 31, 1998.

Eaton Vance National Municipals Fund as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



8   Transfer of Net Assets
    ----------------------------------------------------------------------------
    On October 1, 1997, the EV Marathon National Municipals Fund acquired the net assets of the EV Traditional National Municipals Fund and EV Classic National Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon National Municipals Fund, at the closing, issued 4,389,424 Class A shares and 8,268,063 Class C shares of the Fund having an aggregate value of $49,435,356 and $82,777,583, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional National Municipals Fund and EV Classic National Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional National Municipals Fund's and EV Classic National Municipals Fund's net assets at the date of the transaction were $49,435,356 and $82,777,583, respectively, including $3,854,847 and $6,655,724 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance National Municipals Fund (formerly "EV Marathon National Municipals Fund") were $2,172,838,927 with a net asset value of $11.26, $10.53 and $10.01 for Class A, Class B and Class C, respectively.


9   Name Change
    --------------------------------------
    Effective October 1, 1997, the EV Marathon National Municipals Fund changed its name to Eaton Vance National Municipals Fund.

National Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)     Principal
--------------------    Amount
             Standard   (000's
Moody's      & Poor's   omitted)    Security                    Value
-----------------------------------------------------------------------------
Assisted Living -- 5.0%
-----------------------------------------------------------------------------
 NR          NR         $ 6,035     Arizona Health Facilities
                                    Authority, (Care
                                    Institute, Inc.-Mesa),
                                    7.625%, 1/1/26              $   6,287,444
 NR          NR          17,070     Bell County, TX, Health
                                    Facilities, (Care
                                    Institute, Inc., Texas),
                                    9.00%, 11/1/24                 19,932,127
 NR          NR           5,000     Chester, PA, IDA, (Senior
                                    Life Choice of Paoli,
                                    L.P.), 8.05%, 1/1/24            5,557,350
 NR          NR           3,060     Chester, PA, IDA, (Senior
                                    Life-Choice of Kimberton)
                                    (AMT), 8.50%, 9/1/25            3,505,781
 NR          NR           5,000     Delaware, PA, IDA, Glen
                                    Riddle, (AMT), 8.625%,
                                    9/1/25                          5,764,950
 NR          NR          10,000     Glen Cove, NY, IDA,
                                    (Regency at Glen Cove),
                                    9.50%, 7/1/12                  10,000,000
 NR          NR          15,000     Illinois Development
                                    Finance Authority (Care
                                    Institute, Inc.-Illinois),
                                    7.80%, 6/1/25                  16,648,800
 NR          NR           4,605     New Jersey EDA, (Chelsea
                                    at East Brunswick), (AMT),
                                    8.25%, 10/1/20                  5,125,641
 NR          NR          10,000     New Jersey EDA, (Forsgate),
                                    (AMT), 8.625%, 6/1/25          11,527,900
 NR          NR           5,000     North Syracuse Village,
                                    Housing Authority (AJM
                                    Senior Housing, Inc.,
                                    Janus Park), 8.00%, 6/1/24      5,206,450
 NR          NR           7,915     Roseville, MN, Elder Care
                                    Inc.-Roseville), 7.75%,
                                    11/1/23                         8,268,088
 NR          NR          12,430     St. Paul, MN, Housing and
                                    Redevelopment, (Care
                                    Institute, Inc.-Highland),
                                    8.75%, 11/1/24                 14,551,677
-----------------------------------------------------------------------------
                                                                $ 112,376,208
-----------------------------------------------------------------------------

Cogeneration -- 4.7%
-----------------------------------------------------------------------------
 NR          NR         $20,250     Maryland Energy, AES
                                    Warrior Run, (AMT), 7.40%,
                                    9/1/19                      $  22,485,600
 NR          BB+         30,775     New Jersey EDA, (Vineland
                                    Cogeneration) (AMT),
                                    7.875%, 6/1/19                 33,884,814
 NR          NR          12,950     Palm Beach County, FL,
                                    Osceola Power Project,
                                    (AMT), 6.95%, 1/1/22/(1)/      10,230,500
 NR          BBB-         6,100     Pennsylvania EDA,
                                    (Northampton Generating
                                    Project), (AMT),
                                    6.50%, 1/1/13                   6,512,360
 NR          BBB-        18,450     Pennsylvania EDA,
                                    (Northampton Generating
                                    Project), (AMT),
                                    6.60%, 1/1/19                  19,744,821
 NR          NR           5,000     Pennsylvania EDA,
                                    (Northampton Generating
                                    Project), Junior Liens
                                    (AMT), 6.95%, 1/1/21            5,301,450
 NR          NR           7,000     Pennsylvania EDA,
                                    (Northampton Generating
                                    Project), Junior Liens,
                                    (AMT), 6.875%, 1/1/11           7,412,090
-----------------------------------------------------------------------------
                                                                $ 105,571,635
-----------------------------------------------------------------------------

Colleges and Universities -- 0.8%
-----------------------------------------------------------------------------
 Aaa         AAA        $12,390     California Educational
                                    Facilities Authority,
                                    (Stanford University),
                                    5.35%, 6/1/27               $  12,610,914
 NR          BBB-         1,250     Massachusetts Health and
                                    Educational Facilities
                                    (Nichols College), 7.00%,
                                    10/1/20                         1,342,050
 Ba1         NR           4,300     New Hampshire Higher
                                    Educational and Health
                                    (Franklin Pierce Law
                                    Center), 7.50%, 7/1/22          4,607,665
-----------------------------------------------------------------------------
                                                                $  18,560,629
-----------------------------------------------------------------------------

Electric Utilities -- 1.3%
-----------------------------------------------------------------------------
 B2          B          $14,000     Apache County, AZ, IDA,
                                    (Tuscon Electric Power
                                    Co.), 5.85%, 3/1/28         $  14,179,200
 A1          A+           9,500     Intermountain Power
                                    Agency, UT, 5.00%, 7/1/23       9,079,530

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
----------------------  Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)    Security                      Value
--------------------------------------------------------------------------------

Electric Utilities (continued)
--------------------------------------------------------------------------------
 NR          NR      $    5,000     West Feliciana, LA, Gulf
                                    States Utilities, (AMT),
                                    9.00%, 5/1/15                 $   5,551,400
--------------------------------------------------------------------------------
                                                                  $  28,810,130
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 19.7%
--------------------------------------------------------------------------------
 Aaa         AAA     $   45,000     Bakersfield, CA,
                                    Bakersfield Assisted
                                    Living Center,
                                    0.00%, 4/15/21                $  13,363,650
 NR          NR           2,200     Bexar County, TX, Health
                                    Facilities (St. Luke's
                                    Lutheran), 7.00%, 5/1/21          2,778,248
 NR          AAA        177,055     Colorado Health Facilities
                                    Authority, Retirement
                                    Housing (Liberty Heights),
                                    0.00%, 7/15/24                   43,964,527
 Aa2         NR           5,000     Colorado Housing and
                                    Finance Authority,
                                    Retirement Housing
                                    (Liberty Heights), (AMT),
                                    7.55%, 11/1/27                    5,672,200
 Aaa         NR         225,500     Dawson Ridge, Metropolitan
                                    District #1, CO,
                                    0.00%, 10/1/22                   62,003,479
 Aaa         NR          30,000     Dawson Ridge, Metropolitan
                                    District #1, Douglas
                                    County, CO, 0.00%, 10/1/22        8,248,800
 Aaa         BBB          1,660     Denver, CO, City and
                                    County Airport Revenue,
                                    (AMT), 7.00%, 11/15/25            1,817,202
 Aaa         BBB            990     Denver, CO, City and
                                    County Airport Revenue,
                                    (AMT), 7.50%, 11/15/23            1,183,535
 Baa2        AAA          5,000     Detroit, MI, Unlimited
                                    Tax, 8.70%, 4/1/10                5,551,600
 NR          NR           7,000     Florida State (Mid-Bay
                                    Bridge Authority),
                                    6.875%, 10/1/22                   8,646,050
 NR          NR           4,470     Hazelton Luzerne, PA
                                    (Saint Joseph Medical
                                    Center), 8.375%, 7/1/12           5,312,327
 NR          AAA        101,555     Illinois Development
                                    Finance Authority (Regency
                                    Park), 0.00%, 7/15/23            26,134,164
 NR          AAA         60,360     Illinois Development
                                    Finance Authority,
                                    (Regency Park), 0.00%
                                    7/15/25                          13,841,755
 NR          NR           4,650     Illinois Health and
                                    Educational Facilities
                                    Authority, Chicago
                                    Osteopathic Health
                                    Systems, 7.125%, 5/15/11          5,484,071
 NR          NR           4,500     Illinois Health and
                                    Educational Facilities
                                    Authority, Chicago
                                    Osteopathic Health
                                    Systems, 7.25%, 5/15/22           5,600,430
 NR          AAA         12,340     Louisiana Public
                                    Facilities Authority
                                    (Southern Baptist
                                    Hospitals, Inc.),
                                    8.00%, 5/15/12                   15,164,996
 Aaa         AAA          9,700     Louisville, KY (Alliant
                                    Health System, Inc.)
                                    (MBIA), Variable Rate,
                                    10/1/14/(2)/                     11,603,625
 Baa1        BBB-        10,000     Maricopa County, AZ (Sun
                                    Health Corporation),
                                    8.125%, 4/1/12                   11,590,800
 NR          NR           5,675     Maricopa County, AZ,
                                    IDA, Multi-family,
                                    6.625%, 1/1/27                    6,672,325
 NR          NR           1,000     Maricopa County, AZ, IDA,
                                    Multifamily, 6.45%, 1/1/17        1,129,990
 NR          NR           5,835     Massachusetts Health and
                                    Educational Facilities
                                    Authority, (1st Mortgage -
                                    Fairview Extended Care),
                                    10.125%, 1/1/11                   6,888,393
 NR          NR           4,450     Mille Lacs Capital
                                    Improvements, MN (Mille
                                    Lacs Band of Chippewa
                                    Indians), 9.25%, 11/1/12          5,521,427
 Aaa         NR         100,000     Mississippi Housing
                                    Finance Corp., Single
                                    Family, (AMT), 0.00%,
                                    6/1/15                           41,669,000
 Aaa         AAA         10,000     New Hampshire Higher
                                    Educational and Health
                                    Facilities
                                    (Riverwoods at Exeter),
                                    9.00%, 3/1/23                    12,358,800
 NR          NR           3,500     New Jersey EDA (Cadbury
                                    Corp.), 7.50%, 7/1/21             3,729,985
 A2          A-           5,035     New York, NY, Municipal
                                    Water Finance Authority,
                                    6.25%, 6/15/21                    5,363,584
 Aaa         NR           6,120     North Salt Lake
                                    Municipal Building
                                    Authority, Davis County,
                                    UT.,
                                    8.625%, 12/1/17                   7,423,560

See notes to financial statements

National Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
--------------------    Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)        Security                      Value
--------------------------------------------------------------------------------

Escrowed/Prerefunded (continued)
--------------------------------------------------------------------------------
 Baa1        AAA        $ 4,000     Philadelphia, PA Municipal
                                    Water Finance Authority,
                                    7.00%, 8/1/18                 $   4,358,320
 NR          NR           3,500     Philadelphia, PA (The
                                    Philadelphia Protestant
                                    Home Project), 8.625%,
                                    7/1/21                            4,023,810
 NR          NR           5,000     Rhode Island Health and
                                    Education Building (Steere
                                    House), 8.25%, 7/1/15             5,541,000
 Aaa         AAA         15,000     San Joaquin Hills
                                    Transportation Corrider
                                    Agency, CA, Toll Roads,
                                    0.00%, 1/1/25                     3,874,350
 Aaa         NR          46,210     San Joaquin Hills
                                    Transportation Corridor
                                    Agency, CA, Toll Roads,
                                    0.00%, 1/1/20                    15,372,219
 Aaa         NR          72,685     San Joaquin Hills
                                    Transportation Corridor
                                    Agency, CA, Toll Roads,
                                    0.00%, 1/1/21                    22,985,904
 Aaa         NR          45,045     San Joaquin Hills
                                    Transportation Corridor
                                    Agency, CA, Toll Roads,
                                    0.00%, 1/1/23                    12,873,861
 NR          AAA          4,500     Scranton-Lackawanna, PA,
                                    Health and Welfare
                                    Authority (Moses Taylor
                                    Hospital), 8.50%, 7/1/20          5,171,445
 Aaa         AAA         19,165     Texas Turnpike Authority
                                    (Houston Ship Channel
                                    Bridge), 12.625%, 1/1/20/(3)/    25,684,166
 Aaa         AAA          2,145     Washington Public Power
                                    Supply System, Nuclear
                                    Project Number 2 (MBIA),
                                    14.375%, 7/1/01                   2,547,466
--------------------------------------------------------------------------------
                                                                  $ 441,151,064
--------------------------------------------------------------------------------

General Obligations -- 2.0%
--------------------------------------------------------------------------------
 Aa2         NR         $ 5,250     Lakeville, MN, Independent
                                    School District,
                                    5.125%, 2/1/20                $   5,246,220
 Aa2         NR           7,500     Lakeville, MN, Independent
                                    School District,
                                    5.125%, 2/1/22                    7,484,100
 A3          BBB+        15,790     New York City, NY,
                                    5.25%, 8/1/16                    15,715,313
 A3          BBB+        17,000     New York City, NY,
                                    5.25%, 8/1/17                    16,917,040
--------------------------------------------------------------------------------
                                                                  $  45,362,673
--------------------------------------------------------------------------------

Hospitals -- 8.3%
--------------------------------------------------------------------------------
 NR          BBB        $ 6,500     Arizona Health Facilities
                                    (Phoenix Memorial
                                    Hospital), 8.20%, 6/1/21      $   7,065,565
 NR          NR           2,395     Berlin, MD (Atlantic
                                    General), 8.375%, 6/1/22          2,613,232
 Baa         NR          10,180     Chaves County, NM (Eastern
                                    New Mexico Medical
                                    Center), 7.25%, 12/1/22          11,247,678
 NR          BBB-         3,000     Colorado Health Facilities
                                    Authority (National Jewish
                                    Center For Immunology),
                                    6.875%, 2/15/12                   3,182,370
 NR          BBB-         5,015     Colorado Health Facilities
                                    Authority (National Jewish
                                    Center For Immunology),
                                    7.10%, 2/15/22                    5,348,748
 Baa         BBB         32,000     Colorado Health Facilities
                                    Authority (Rocky Mountain
                                    Adventist Healthcare),
                                    6.625%, 2/1/22                   34,451,840
 Baa1        NR           4,000     Crossville, TN, Health and
                                    Educational Financing
                                    Authority (Cumberland
                                    Medical Center), 6.75%,
                                    11/1/12                           4,313,800
 A3          BBB+         6,000     District of Columbia
                                    (Washington Hospital
                                    Center Issue - Medlantic
                                    Healthcare Group, Inc.),
                                    7.125%, 8/15/19                   6,766,980
 NR          A-           5,000     Dubuque, IA (Finley
                                    Hospital), 6.875%, 1/1/12         5,415,650
 NR          NR           5,350     Grove City Area Hospital
                                    Authority, PA (United
                                    Community Hospital),
                                    8.125%, 7/1/12                    5,390,928
 NR          BBB-         4,000     Hawaii Department of
                                    Budget and Finance
                                    (Wahiawa General Hospital),
                                    7.50%, 7/1/12                     4,403,080
 Baa1        NR           1,000     Illinois Health Facilities
                                    Authority (Holy Cross
                                    Hospital), 6.70%, 3/1/14          1,094,010
 Baa1        NR           2,650     Illinois Health Facilities
                                    Authority (Holy Cross
                                    Hospital), 6.75%, 3/1/24          2,905,831

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
--------------------    Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)        Security                      Value
--------------------------------------------------------------------------------

Hospitals (continued)
--------------------------------------------------------------------------------
 Baa2        NR         $ 4,500     Indiana Health Facility
                                    Financing Authority
                                    (Memorial Hospital and
                                    Health Care Center),
                                    7.40%, 3/1/22                 $   4,890,825
 A3          NR           3,750     Louisiana Public
                                    Facilities Authority
                                    (Woman's Hospital Foundation),
                                    7.25%, 10/1/22                    4,270,950
 NR          BBB          8,250     Louisiana Public
                                    Facilities Authority,
                                    General Health Systems
                                    Project, 6.80%, 11/1/16           9,148,013
 Baa         NR           2,000     Marshall County, AL
                                    (Guntersville-Arab Medical
                                    Center), 7.00%, 10/1/09           2,166,380
 Baa         NR           2,000     Marshall County, AL
                                    (Guntersville-Arab Medical
                                    Center), 7.00%, 10/1/13           2,173,960
 Baa3        NR           2,500     Massachusetts HEFA
                                    (Milford-Whitinsville
                                    Hospital), 7.75%, 7/15/17         2,883,950
 Baa3        NR           5,000     Mississippi Hospital
                                    Equipment and Facilities
                                    Authority (Magnolia
                                    Hospital), 7.375%, 10/1/21        5,390,800
 A           BBB+        10,000     Philadelphia, PA (Albert
                                    Eistein Medical Center),
                                    7.00%, 10/1/21                   10,823,300
 B2          BB           9,000     Philadelphia, PA (Graduate
                                    Health System),
                                    6.625%, 7/1/21                    9,215,640
 B2          BB           2,250     Philadelphia, PA (Graduate
                                    Health System),
                                    7.25%, 7/1/18                     2,391,030
 Baa3        NR           2,000     Prince George's County, MD
                                    (Greater SouthEast
                                    Healthcare System),
                                    6.375%, 1/1/23                    2,072,280
 Baa1        BBB+        10,000     Randolph County Building
                                    Commission, WV (Davis
                                    Memorial Hospital),
                                    7.65%, 11/1/21                   10,989,100
 NR          AAA          8,000     Scranton-Lackawanna Health
                                    and Welfare Authority, PA
                                    (Moses Taylor Hospital),
                                    8.25%, 7/1/09                     9,117,680
 Baa2        BBB          8,000     South Dakota Health and
                                    Educational Finance
                                    Authority (Prarie Lakes
                                    Health Care System),
                                    7.25%, 4/1/22                     9,171,280
 NR          NR           4,855     Winslow, AZ, Industrial
                                    Development Authority
                                    (Winslow Memorial
                                    Hospital), 9.50%, 6/1/22          5,606,942
--------------------------------------------------------------------------------
                                                                  $ 184,511,842
--------------------------------------------------------------------------------

Housing -- 2.2%
--------------------------------------------------------------------------------
 Aa          AA-        $ 9,450     California Housing Finance
                                    Agency (AMT), Residual
                                    Interest Bonds, Variable
                                    Rate, 8/1/23/(2)/             $  10,773,000
 NR          NR           9,295     Lake Creek Affordable
                                    Housing Corp., CO,
                                    Multifamily, 8.00%, 12/1/23       9,797,488
 NR          NR           8,000     Los Angeles County Housing
                                    Authority, CA, Multifamily
                                    Housing (Corporate Fund
                                    for Housing), 10.50%, 12/1/29     7,407,760
 NR          NR           1,500     Maricopa County, AZ, IDA,
                                    Multifamily (National
                                    Health Facilities II
                                    Project), 6.375%, 1/1/19          1,492,125
 NR          NR           2,185     Minneapolis, MN, Community
                                    Development, Multifamily
                                    (Lindsay Brothers),
                                    1.50%, 12/1/07                    1,206,535
 NR          NR           3,180     Minneapolis, MN, Community
                                    Development, Multifamily
                                    (Lindsay Brothers),
                                    9.50%, 12/1/07                    3,462,734
 NR          NR           8,635     North Miami, FL, Health
                                    Care Facilities (The
                                    Imperial Club), 9.25%,
                                    1/1/13                            9,884,225
 NR          NR           4,000     North Miami, FL, Health
                                    Care Facilities (The
                                    Imperial Club), 10.00%,
                                    1/1/13                            3,974,480
--------------------------------------------------------------------------------
                                                                  $  47,998,347
--------------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio  as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
---------------------   Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)    Security                      Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 13.1%
--------------------------------------------------------------------------------
 NR          NR         $ 7,500     Austin, TX (Cargoport
                                    Development LLC) (AMT),
                                    8.30%, 10/1/21                $   8,350,575
 NR          NR           2,000     California Pollution
                                    Control Financing
                                    Authority, (Laidlaw
                                    Environmental), (AMT),
                                    6.70%, 7/1/07                     2,107,760
 NR          BB-          2,000     Camden County, NJ,
                                    (Holt Hauling), (AMT),
                                    9.875%, 1/1/21                    2,547,700
 Baa2        BBB+         6,050     Carbon County, UT (Laidlaw
                                    Enviormental), (AMT),
                                    7.50%, 2/1/10                     7,022,417
 Baa2        BBB-        28,000     Chicago, IL, O'Hare
                                    International (American
                                    Airlines), 7.875%, 11/1/25       30,705,920
 Baa2        BBB-        20,275     Chicago, IL, O'Hare
                                    International, (American
                                    Airlines), 8.20%, 12/1/24        24,827,549
 NR          NR           6,000     Clark County, NV,
                                    (Nevada Power), (AMT),
                                    7.80%, 10/1/30/(4)/               6,285,000
 Baa1        BBB         24,000     Courtland, AL (Champion
                                    International), (AMT),
                                    7.00%, 6/1/22                    26,249,760
 Baa2        BBB-        41,000     Dallas-Fort Worth, TX,
                                    International Airport
                                    Facility (American
                                    Airlines), 7.25%, 11/1/30        45,926,560
 Baa1        BBB         11,480     Gulf Coast Waste Disposal,
                                    TX (Champion
                                    International), (AMT),
                                    6.875%, 12/1/28                  12,731,550
 NR          NR           5,928     Gwinnett County, GA
                                    (Plastics/Packaging, Inc.)
                                    (AMT), 9.00%, 5/1/13/(1)/         3,141,612
 NR          NR           6,500     Kimball, NE, EDA, (Clean
                                    Harbors Inc.) (AMT),
                                    10.75%, 9/1/26                    7,146,945
 NR          NR           1,900     Los Angeles International
                                    Airport (Continental
                                    Airlines) (AMT), 9.00%,
                                    8/1/08                            1,963,308
 Baa1        BBB         10,000     Maine Finance Authority,
                                    (Great Northern Paper,
                                    Inc., Project - Bowater
                                    Inc.) (AMT), 7.75%, 10/1/22      11,266,100
 NR          BBB-         5,000     Maine Solid Waste Disposal
                                    (Boise Cascade) (AMT),
                                    7.90%, 6/1/15                     5,387,150
 Baa1        BBB          5,000     McMinn County, TN
                                    (Calhoun Newsprint Co.
                                    Project - Bowater Inc.),
                                    (AMT), 7.40%, 12/1/22             5,592,900
 NR          NR          10,000     Michigan Strategic
                                    (S.D. Warren Co.),
                                    7.375%, 1/15/22                  11,129,400
 NR          NR          15,000     Michigan Strategic
                                    (S.D. Warren Co.),
                                    7.375%, 1/15/22                  16,694,100
 NR          NR           3,980     Middleboro, MA (Read
                                    Corp.), 9.50%, 10/1/10            4,275,236
 NR          NR          17,000     New Jersey EDA, (Holt
                                    Hauling), 7.75%, 3/1/27          19,185,520
 NR          NR           1,500     New Jersey EDA, (Holt
                                    Hauling), 7.90%, 3/1/27           1,714,290
 NR          NR           1,000     Ohio Solid Waste Revenue,
                                    (Republic Engineered
                                    Steels Inc.), (AMT),
                                    9.00%, 6/1/21                     1,078,220
 Baa2        BBB-         7,500     Pennsylvania, IDA,
                                    (MacMillan Bloedel) (AMT),
                                    7.60%, 12/1/20                    8,422,425
 Baa3        BBB         10,000     Pennsylvania, IDA, (Sun
                                    Company), (AMT),
                                    7.60%, 12/1/24                   11,716,800
 B1          B            2,585     Riverdale Village, IL,
                                    ACME Metals, Inc., (AMT),
                                    7.90%, 4/1/24                     2,898,457
 B1          B            2,000     Riverdale Village, IL,
                                    ACME Metals, Inc., (AMT),
                                    7.95%, 4/1/25                     2,248,780
 NR          NR           2,505     Savannah, GA
                                    (Intercat-Savannah, Inc.)
                                    (AMT), 9.75%, 7/1/10              2,702,469
 NR          NR           3,910     Savannah, GA, EDA
                                    (Intercat-Savannah, Inc.),
                                    (AMT), 9.00%, 1/1/15              4,333,531
 NR          NR           2,000     Skowhegan, ME, (S. D.
                                    Warren Co.), (AMT),
                                    6.65%, 10/15/15                   2,140,120

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)      Security                      Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
NR        NR        $  3,500     Toole County, UT,
                                 Pollution Control
                                 Revenue, (AMT),
                                 7.55%, 7/1/27                  $   3,884,405
--------------------------------------------------------------------------------
                                                                $ 293,676,559
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 22,000     Intermountain Power
                                 Agency, UT (MBIA),
                                 5.75%, 7/1/19                  $  23,307,460
 Aaa       AAA        10,000     Intermountain Power
                                 Agency, UT (MBIA),
                                 6.00%, 7/1/16                     10,826,900
 Aaa       AAA        10,000     Los Angeles, CA,
                                 Department of Water
                                 and Power (MBIA),
                                 5.00%, 10/15/33                    9,630,200
 Aaa       AAA        16,500     Sacramento, CA,
                                 Municipal Utility
                                 District, (MBIA),
                                 Variable Rate,
                                 11/15/15/(2)/                     17,716,875
 Aaa       AAA        15,350     South Carolina Public
                                 Services, Residual
                                 Interest Bonds,
                                 (FGIC), Variable
                                 Rate, 1/1/25/(2)/                 14,160,375
--------------------------------------------------------------------------------
                                                                $  75,641,810
--------------------------------------------------------------------------------

Insured-General Obligations -- 0.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 21,175     Chicago, IL, (FGIC),
                                 5.25%, 1/1/28/(4)/             $  20,953,086
--------------------------------------------------------------------------------
                                                                $  20,953,086
--------------------------------------------------------------------------------

Insured-Hospitals -- 0.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $  8,170     Michigan Hospital
                                 Finance Authority,
                                 (Oakwood Obligation
                                 Group), (FSA),
                                 5.00%, 8/15/26/(4)/            $   7,789,033
 Aaa       AAA         7,000     Montgomery, PA,
                                 (Abington Memorial
                                 Hospital) (AMBAC),
                                 Variable Rate,                     8,295,000
                                 7/5/11/(2)/
--------------------------------------------------------------------------------
                                                                $  16,084,033
--------------------------------------------------------------------------------

Insured-Housing -- 0.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $  7,525     SCA Multifamily
                                 Mortgage, Industrial
                                 Development Board,
                                 Hamilton County, TN,
                                 (AMT) (FSA), 7.35%,
                                 1/1/30                         $   8,297,065
--------------------------------------------------------------------------------
                                                                $   8,297,065
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue /
Pollution Control Revenue -- 0.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 11,950     Chicago, IL (The
                                 Peoples Gas Light and
                                 Coke Company) (AMT),
                                 (AMBAC), RIBS, Variable
                                 Rate, 12/1/23/(2)/             $  12,681,938
--------------------------------------------------------------------------------
                                                                $  12,681,938
--------------------------------------------------------------------------------

Insured-Pooled Loans -- 0.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $  7,000     George L. Smith,
                                 (Georgia World
                                 Congress Center -
                                 Domed Stadium Project),
                                 (MBIA), (AMT), 5.50%,
                                 7/1/20/(4)/                    $   6,848,660
--------------------------------------------------------------------------------
                                                                $   6,848,660
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $  9,800     Metropolitan Pier and
                                 Exposition Authority,
                                 IL, McCormick Place
                                 Expansion Project,
                                 Residual Interest
                                 Bonds, (MBIA), Variable
                                 Rate, 6/15/27/(2)/             $  11,404,750
 Aaa       AAA         3,415     Regional
                                 Transportation
                                 Authority, LA (FGIC),
                                 0.00%, 12/1/12                     1,640,942
 Aaa       AAA        10,935     Regional
                                 Transportation
                                 Authority, LA (FGIC),
                                 0.00%, 12/1/15                     4,407,570
 Aaa       AAA        10,000     Regional
                                 Transportation
                                 Authority, LA (FGIC),              2,909,700
                                 0.00%, 12/1/21
 Aaa       AAA        20,000     South Orange County,
                                 CA, Public Financing
                                 Authority, (FGIC), Variable
                                 Rate, 8/15/15/(2)(3)/             21,175,000
 Aaa       AAA         7,000     Utah Municipal Finance
                                 Corp., Local Government
                                 Revenue, (FSA),
                                 0.00%, 3/1/10                      3,949,890
 Aaa       AAA         6,000     Utah Municipal Finance
                                 Corp., Local
                                 Government Revenue,
                                 (FSA), 0.00%, 3/1/11               3,186,480
--------------------------------------------------------------------------------
                                                                $  48,674,332
--------------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings
(Unaudited)
---------------      Principal
                     Amount
           Standard  (000's
Moody's    & Poor's  omitted)    Security                       Value
--------------------------------------------------------------------------------

Insured-Transportation -- 5.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 19,000     Massachusetts State
                                 Turnpike Authority
                                 (MBIA), 5.00%, 1/1/20          $  19,111,530
 Aaa       AAA         1,000     Massachusetts State
                                 Turnpike Authority
                                 (MBIA), 5.00%, 1/1/20              1,005,870
 Aaa       AAA        41,015     Massachusetts State
                                 Turnpike Authority,
                                 (FGIC), 5.125%, 1/1/23            41,929,224
 Aaa       AAA        11,000     Massachusetts Turnpike
                                 Authority, Metropolitan
                                 District Highway System,
                                 (MBIA), 5.00%, 1/1/27             10,625,010
 Aaa       AAA        14,400     Metropolitan Washington DC
                                 Airport Authority (MBIA),
                                 Variable Rate, 4/1/21/(2)/        15,642,000
 Aaa       AAA        18,200     Mobile, AL, Airport
                                 Authority (MBIA), 6.375%,
                                 10/1/14/(3)/                      20,147,400
 NR        AAA        10,000     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 (MBIA), Variable Rate,
                                 1/1/19/(2)/                       10,812,500
--------------------------------------------------------------------------------
                                                                $ 119,273,534
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 30,395     California Water
                                 Resources, Central
                                 Valley Project,
                                 (FGIC), 5.25%, 12/1/28          $  30,436,641
 Aaa       AAA        10,000     Detroit, MI, Sewer
                                 Revenue (FGIC), Variable
                                 Rate, 7/1/23/(2)/                 10,900,000
 Aaa       AAA         7,150     Harrisburg, PA, Water
                                 Revenue Bonds, Residual
                                 Interest Bonds (FGIC),
                                 Variable Rate, 8/11/16/(2)/        7,257,250
 Aaa       AAA        10,000     New York, NY, Municipal Water
                                 Finance Authority, (FSA),
                                 Variable Rate, 6/15/21/(2)/       11,337,500
--------------------------------------------------------------------------------
                                                                $  59,931,391
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 0.7%
--------------------------------------------------------------------------------
 Baa1      BBB+     $ 11,825     New York Urban
                                 Development Corp.,
                                 (Capital Facilities),
                                 5.00%, 1/1/20                  $  11,354,483
 NR        AA-         3,500     Plymouth County, MA
                                 (Plymouth County
                                 Correctional Facility),
                                 7.00%, 4/1/22                      3,920,840
--------------------------------------------------------------------------------
                                                                $  15,275,323
--------------------------------------------------------------------------------

Life Care -- 6.6%
--------------------------------------------------------------------------------
 NR        NR       $  8,616     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Llena Retirement Center),
                                 8.625%, 2/1/20                 $   9,092,292
 NR        NR          6,900     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Llena Retirement Center),
                                 8.85%, 2/1/23                      7,584,618
 NR        NR          5,744     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Lllena Retirement Center),
                                 2.25%, 2/1/23                      1,724,751
 NR        NR         10,000     Atlantic Beach, Fixed
                                 Rate Improvement, FL,
                                 (Fleet Landing Project),
                                 8.00%, 6/1/24                     11,221,600
 NR        NR         12,435     De Kalb County, Private
                                 Hospital Authority, GA,
                                 (Atlanta Incorporated),
                                 8.50%, 3/1/25                      9,326,250
 NR        NR          4,995     Kansas City, MO, IDA,
                                 (Kingswood United
                                 Methodist Manor),                  5,772,971
                                 9.00%, 11/15/13
 Aaa       AAA        20,400     Loudoun County, VA,
                                 IDA, (Falcons Landing),
                                 8.75%, 11/1/24                    26,052,432
 Aaa       AAA         2,100     Loudoun County, VA,
                                 IDA, Residential Care
                                 (Falcons Landing),
                                 9.25%, 7/1/04                      2,494,464
 NR        NR         15,000     Louisiana Housing
                                 Finance Agency, (HCC
                                 Assisted Living Group 1),
                                 (AMT), 9.00%, 3/1/25              16,927,350
 NR        NR            650     New Hampshire Higher
                                 Educational and Health
                                 Facilities (Riverwoods
                                 at Exeter), 8.00%, 3/1/01            663,832

                       See notes to financial statements

National Municipals Portfolio  as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------
                     Principal
                     Amount
           Standard  (000's
Moody's    & Poor's  omitted)    Security                        Value
--------------------------------------------------------------------------------

Life Care (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $ 20,000     New Jersey EDA, (Keswick
                                 Pines Project),
                                 8.75%, 1/1/24                   $  24,757,800
 NR        NR          5,800     Ridgeland, MS, Urban
                                 Renewal, (The Orchard
                                 Project), 7.75%, 12/1/15            6,336,210
 NR        NR         10,000     Saint Tammany, LA,
                                 Public Finance,
                                 (Christwood Project),
                                 9.00%, 11/15/25                    11,703,100
 NR        NR          4,500     Vermont IDA, (Wake
                                 Robin Corp.), 8.75%,
                                 3/1/23/(3)/                         5,098,050
 NR        NR          7,500     Vermont IDA, (Wake
                                 Robin Corp.), 8.75%,
                                 4/1/23                              8,510,475
--------------------------------------------------------------------------------
                                                                 $ 147,266,195
--------------------------------------------------------------------------------

Miscellaneous -- 2.5%
--------------------------------------------------------------------------------
 NR        NR       $  6,225     American Samoa Economic
                                 Development, Executive Office
                                 Building, 10.125%, 9/1/08       $   6,528,282
 NR        NR          6,645     Hardeman County, TN,
                                 (Correctional Facilities
                                 Corp.), 7.75%, 8/1/17               7,495,095
 NR        A-          6,500     Los Angeles Regional Airports
                                 Improvement Corporation, CA,
                                 (LAXFuel), (AMT),
                                 6.50%, 1/1/32                       6,753,175
 NR        NR         22,500     New Jersey Sports and
                                 Exposition Authority,
                                 (Monmouth Park),
                                 8.00%, 1/1/25                      25,732,350
 NR        NR          4,205     Niagara County, NY,
                                 Industrial Development
                                 Authority (Wintergarden Inn
                                 Associates), 9.75%, 6/1/11/(1)/     1,682,000
 NR        NR         10,200     Orange County Community
                                 Activity Corporation, NC,
                                 8.00%, 3/1/24                       6,120,000
 NR        NR          1,600     Pittsfield Township,
                                 MI, EDC, (Arbor Hospice
                                 Project), 7.875%, 8/15/27           1,688,944
--------------------------------------------------------------------------------
                                                                 $  55,999,846
--------------------------------------------------------------------------------

Nursing Homes -- 7.0%
--------------------------------------------------------------------------------
 NR        NR       $ 13,270     Bell County, TX, (Riverside
                                 Healthcare, Inc. - Normandy
                                 Terrace), 9.00%, 4/1/23         $  15,993,004
 NR        NR          4,200     Collier County, FL, IDA,
                                 Retirement Rental, (Beverly
                                 Enterprises - Florida,
                                 Inc.), 10.75%, 3/1/03               4,835,334
 NR        NR          5,000     Delaware County, PA
                                 (Mainline - Haverford
                                 Nursing and Rehabilitation
                                 Centers), 9.00%, 8/1/22             5,943,400
 NR        NR          4,650     Hillsborough County, FL,
                                 IDA, Center for Independent
                                 Living, Tampa Projects,
                                 10.25%, 3/1/09/(5)/                 4,185,000
 NR        NR          5,460     Hillsborough County, FL,
                                 IDA, Center for Independent
                                 Living, Tampa Projects,
                                 11.00%, 3/1/19/(5)/                 4,914,000
 Baa1      NR         10,000     Indianapolis, IN
                                 (National Benevolent
                                 Association - Robin Run
                                 Village), 7.625%, 10/1/22          11,144,100
 NR        NR          3,575     Lackawanna County, PA,
                                 IDA, (Edella Street
                                 Associates), 8.875%, 9/1/14         4,003,428
 NR        NR          3,085     Luzerne County, PA,
                                 Industrial Development
                                 Authority (River Street
                                 Associates), 8.75%,
                                 6/15/07                             3,433,512
 NR        NR         13,250     Massachusetts IFA, (Age
                                 Institute of Massachusetts),
                                 8.05%, 11/1/25                     14,900,288
 NR        NR         11,780     Mississippi Business
                                 Finance Corp.
                                 (Magnolia Healthcare),
                                 7.99%, 7/1/25                      12,755,384
 NR        NR          6,750     Missouri Health and
                                 Education Authority,
                                 (Bethesda Health Group
                                 of Saint Louis Inc.),
                                 6.625%, 8/15/05                     7,194,083
 NR        NR         14,000     Missouri Health and
                                 Education Authority
                                 (Bethesda Health Group
                                 of Saint Louis, Inc.),
                                 7.50%, 8/15/12                     15,741,320
 NR        NR         12,500     Montgomery, PA, IDA,
                                 (Advancement of
                                 Geriatric Health Care
                                 Institute), 8.375%,
                                 7/1/23                             13,540,875

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)      Security                      Value
--------------------------------------------------------------------------------

Nursing Homes (continued)
--------------------------------------------------------------------------------
 NR        NR       $  5,000     New Jersey EDA,
                                 (Claremont Health
                                 System, Inc.),
                                 9.10%, 9/1/22                   $   5,705,550
 NR        NR          5,915     New Jersey EDA,
                                 (Victoria Health
                                 Corporation),
                                 7.75%, 1/1/24                       6,466,278
 NR        NR          2,895     Okaloosa County,
                                 (Beverly Enterprises),
                                 10.75%, 10/1/03                     2,992,619
 A3        BBB         3,870     Racine County, WI,
                                 Health Center, 8.125%,
                                 8/1/21                              3,972,362
 NR        NR          5,000     Sussex County, DE
                                 (Delaware Health
                                 Corporation),
                                 7.50%, 1/1/14                       5,377,550
 NR        NR          5,000     Sussex County, DE
                                 (Delaware Health
                                 Corporarion),
                                 7.60%, 1/1/24                       5,388,850
 NR        NR          4,500     Tarrant County Health
                                 Facilities, TX (3927
                                 Foundation), 10.25%,
                                 9/1/19                              4,802,085
 NR        NR          2,500     Westmoreland, PA
                                 (Highland Health
                                 Systems, Inc.),
                                 9.25%, 6/1/22                       2,864,400
--------------------------------------------------------------------------------
                                                                 $ 156,153,422
--------------------------------------------------------------------------------

Pooled Loans -- 0.2%
--------------------------------------------------------------------------------
 Aa3       AA-      $  5,000     Port Seattle, WA,
                                 6.00%, 12/1/14                  $   5,133,000
--------------------------------------------------------------------------------
                                                                 $   5,133,000
--------------------------------------------------------------------------------

Solid Waste -- 1.7%
--------------------------------------------------------------------------------
 NR        NR       $ 35,000     Robbins, Cook County,
                                 IL (Robbins Resource
                                 Recovery Partners, L.P.),
                                 8.375%, 10/15/16/(3)/           $  36,650,250
--------------------------------------------------------------------------------
                                                                 $  36,650,250
--------------------------------------------------------------------------------

Special Tax Revenue -- 0.5%
--------------------------------------------------------------------------------
 Aa2       AA+      $  7,000     Florida Department of
                                 Transportation, (Right
                                 Of Way), 5.00%, 7/1/27          $   6,800,430
 Baa       BBB         3,755     Inglewood, CA Public
                                 Financing Authority,
                                 In-Town, Manchester-
                                 Prairie and North
                                 Inglewood Industrial Park
                                 Redevelopment Projects
                                 - Redevelopment Loans,
                                 7.00%, 5/1/22                   $   4,074,475
--------------------------------------------------------------------------------
                                                                 $  10,874,905
--------------------------------------------------------------------------------

Transportation -- 6.5%
--------------------------------------------------------------------------------
 Baa1      BBB      $  6,340     Denver, CO, City and
                                 County Airport Revenue,
                                 (AMT), 7.00%, 11/15/25          $   6,796,036
 Baa1      BBB         4,735     Denver, CO, City and
                                 County Airport Revenue,
                                 (AMT), 7.50%, 11/15/23              5,457,466
 Baa3      BB+        52,500     Denver, CO, City and
                                 County, (United Airlines)
                                 (AMT), 6.875%, 10/1/32             57,252,825
 A         A-          5,000     Hawaii Airport System
                                 (AMT), 7.00%, 7/1/18                5,415,750
 Baa1      BBB+        6,000     Metropolitan Transportation
                                 Authority, NY, 5.50%, 7/1/17        6,106,560
 Aa3       A+         10,000     New Jersey Turnpike
                                 Authority, 5.00%, 6/15/17           9,829,600
 A1        AA-        15,000     Port Authority of New
                                 York and New Jersey
                                 (AMT), Variable Rate,
                                 1/15/27/(2)/                       16,837,500
 Aa3       A+          9,050     Triborough Bridge And
                                 Tunnel Authority, NY,
                                 5.125%, 1/1/22                      8,920,857
 Aa3       A+         10,450     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 5.20%, 1/1/27                      10,372,043
 Aa3       A+         19,030     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 5.25%, 1/1/28                      19,028,287
--------------------------------------------------------------------------------
                                                                 $ 146,016,924
--------------------------------------------------------------------------------

Water and Sewer -- 0.7%
--------------------------------------------------------------------------------
 Aa2       AA       $ 10,000     Metropolitan Water
                                 District, Southern
                                 California Waterworks,
                                 5.00%, 7/1/26                   $   9,733,700

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)      Security                      Value
--------------------------------------------------------------------------------

Water and Sewer (continued)
--------------------------------------------------------------------------------
 A2        A-       $  4,965     New York, NY,
                                 Municipal Water
                                 Finance Authority,
                                 6.25%, 6/15/21                 $    5,194,135
--------------------------------------------------------------------------------
                                                                $   14,927,835
--------------------------------------------------------------------------------

Total Tax-Exempt Investments
    (identified cost $1,939,293,672)                            $2,234,702,636

--------------------------------------------------------------------------------

Taxable-Investment -- 0.0%


Life Care -- 0.0%
--------------------------------------------------------------------------------
 NR        NR       $    570     Ridgeland, MS, Urban
                                 Renewal (The Orchard),
                                 9.00%, 12/1/00                 $      575,301
--------------------------------------------------------------------------------
                                                                $      575,301
--------------------------------------------------------------------------------

Total Taxable-Investment
    (identified cost $570,000)                                  $      575,301
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $1,939,863,672)                            $2,235,277,937
--------------------------------------------------------------------------------
At March 31, 1998, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:
   Colorado                                             11.0%
   Others, representing less than 10% individually      89.0%

The Portfolio invests primarily in debt securities issued by municipalties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 17.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.9% to 7.9% of total investments.

/(1)/ Non-income producing security.
/(2)/ Security has been issued as an inverse floater bond.
/(3)/ Security has been segregated to cover when-issued securities. /(4)/ When-issued security.
/(5)/ The Portfolio is accruing only partial interest on this security.

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of March 31, 1998
Assets
-------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $1,939,863,672)                     $2,235,277,937
Cash                                                                 906
Receivable for investments sold                               27,428,353
Receivable for when-issued securities sold (Note 1G)           4,940,075
Interest receivable                                           39,232,582
-------------------------------------------------------------------------
Total assets                                              $2,306,879,853
-------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------
Demand note payable (Note 5)                              $    4,013,000
Payable for when-issued securities (Note 1G)                  52,332,791
Payable to affiliate for Trustees' fees (Note 2)                   8,567
Accrued expenses                                                  23,707
-------------------------------------------------------------------------
Total liabilities                                         $   56,378,065
-------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                             $2,250,501,788
-------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                           $1,955,087,523
Net unrealized appreciation of investments
    (computed on the basis of identified cost)               295,414,265
-------------------------------------------------------------------------
Total                                                     $2,250,501,788
-------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
March 31, 1998
Investment Income (Note 1B)
-------------------------------------------------------------------------
Interest income                                           $   71,477,884
-------------------------------------------------------------------------
Total investment income                                   $   71,477,884
-------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------
Investment adviser fee (Note 2)                           $    4,687,827
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                    15,947
Custodian fee (Note 1J)                                          241,220
Legal and accounting services                                     75,200
Amortization of organization expenses (Note 1D)                    7,562
Miscellaneous                                                     82,157
-------------------------------------------------------------------------
Total expenses                                            $    5,109,913
-------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1J)                  $      232,168
-------------------------------------------------------------------------
Total expense reductions                                  $      232,168
-------------------------------------------------------------------------
Net expenses                                              $    4,877,745
-------------------------------------------------------------------------

Net investment income                                     $   66,600,139
-------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)       $   62,869,299
    Financial futures contracts                              (12,173,968)
-------------------------------------------------------------------------
Net realized gain on investment transactions              $   50,695,331
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                   $   (2,970,248)
    Financial futures contracts                                8,081,000
-------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments                         $    5,110,752
-------------------------------------------------------------------------

Net realized and unrealized gain on investments           $   55,806,083
-------------------------------------------------------------------------

Net increase in net assets from operations                $  122,406,222
-------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                        Six Months Ended
Increase (Decrease)                     March 31, 1998       Year Ended
in Net Assets                           (Unaudited)          September 30, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                 $   66,600,139         $  141,173,780
    Net realized gain on
        investment transactions               50,695,331                683,719
    Net change in unrealized
        appreciation (depreciation)
        of investments                         5,110,752            133,564,032
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                       $  122,406,222         $  275,421,531
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                         $  179,709,899         $  304,512,126
    Withdrawals                             (233,229,737)          (610,796,255)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                  $  (53,519,838)        $ (306,284,129)
--------------------------------------------------------------------------------

Net increase (decrease) in
    net assets                            $   68,886,384         $  (30,862,598)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $2,181,615,404         $2,212,478,002
--------------------------------------------------------------------------------
At end of period                          $2,250,501,788         $2,181,615,404
--------------------------------------------------------------------------------


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                             Six Months Ended                        Year Ended September 30,
                                             March 31, 1998   ---------------------------------------------------------------------
                                             (Unaudited)            1997          1996          1995          1994          1993*
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                         0.46%+        0.52%         0.49%         0.50%         0.50%         0.47%+
Expenses after custodian fee reduction                0.44%+        0.52%         0.48%         0.49%           --            --
Net investment income                                 6.01%+        6.51%         6.65%         7.00%         6.55%         6.58%+
Portfolio Turnover                                      14%           17%           19%           54%           40%           13%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)       $2,250,502    $2,181,615    $2,212,478    $2,260,646    $2,210,936    $2,083,322
-----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, February 1, 1993, to September 30, 1993.

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

    G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

    H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    I Other -- Investment transactions are accounted for on a trade date basis.

National Municipals Portfolio as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

    K Interim Financial Information -- The interim financial statements relating to March 31, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1998, the fee was equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period and amounted to $4,687,827. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1998, no significant amounts have been deferred.

    Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3   Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $316,089,166 and $357,485,625, respectively, for the six months ended March 31, 1998.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1998, as computed on a federal income tax basis, were as follows:


      Aggregate cost                                   $ 1,939,863,672
    ------------------------------------------------------------------------
      Gross unrealized appreciation                    $   311,242,372
      Gross unrealized depreciation                        (15,828,107)
    ------------------------------------------------------------------------

      Net unrealized appreciation                      $   295,414,265
    ------------------------------------------------------------------------

5   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $4,013,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 1998.

6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no open obligations under these financial instruments at March 31, 1998.

Eaton Vance National Municipals Fund as of March 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance National Municipals Fund

         Officers

         Thomas J. Fetter
         President

         James B. Hawkes
         Vice President and Trustee

         Robert B. MacIntosh
         Vice President

         James L. O'Connor
         Treasurer

         Alan R. Dynner
         Secretary


         Independent Trustees

         Donald R. Dwight
         President, Dwight Partners, Inc.

         Samuel L. Hayes, III
         Jacob H. Schiff Professor of Investment Banking,
         Harvard University Graduate School of
         Business Administration

         Norton H. Reamer
         President and Director, United Asset
         Management Corporation

         John L. Thorndike
         Formerly Director, Fiduciary Company Incorporated

         Jack L. Treynor
         Investment Adviser and Consultant


National Municipals Portfolio


         Officers

         Thomas J. Fetter
         President

         James B. Hawkes
         Vice President and Trustee

         Robert B. MacIntosh
         Vice President

         Thomas M. Metzold
         Vice President and
         Portfolio Manager

         James L. O'Connor
         Treasurer

         Alan R. Dynner
         Secretary


         Independent Trustees

         Donald R. Dwight
         President, Dwight Partners, Inc.

         Samuel L. Hayes, III
         Jacob H. Schiff Professor of Investment Banking,
         Harvard University Graduate School of Business Administration

         Norton H. Reamer
         President and Director, United Asset
         Management Corporation

         John L. Thorndike
         Formerly Director, Fiduciary Company Incorporated

         Jack L. Treynor
         Investment Adviser and Consultant

                      This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

Investment Advisor of
National Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of
Eaton Vance National Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123







Eaton Vance Municipals Fund
24 Federal Street
Boston, MA 02110



------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
------------------------------------------------------------------------------

                                                                      HMSRC-5/98